LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2019
LEASE LIABILITY
Summary of lease liability

Total
Balance at January 1, 2019, on adoption of IFRS 16	$1,289,106

Interest expense	128,911
Lease payments	(513,138)
$904,879

Lease Liability, current	$436,352
Lease Liability, non-current	$468,527

The maturity analysis of the undiscounted contractual balances of the lease liabilities is as follows:
In one year or less	$526,839
In more than one year, but not more than five years	534,668
$1,061,507